Note 19 - Inventories - Components of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019
Statement Line Items [Line Items]
Consumable stores	$ 15,632	$ 10,716		$ 9,210
Gold in progress	1,166	376		217
Inventories	$ 16,798	$ 11,092	[1]	$ 9,427	[1]

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.